Voya Emerging Markets Corporate Debt Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2020 (Unaudited)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 94.6%
		Argentina: 1.2%
500,000	(1)	Arcor SAIC, 6.000%, 07/06/2023	$ 450,780	0.4
1,100,000	(1)	YPF SA, 8.500%, 06/27/2029	815,721	0.8
			1,266,501	1.2

		Brazil: 10.7%
900,000	(1)	Banco BTG Pactual SA/Cayman Islands, 4.500%, 01/10/2025	883,980	0.9
750,000	(1)	Banco do Brasil SA/Cayman, 4.625%, 01/15/2025	778,125	0.7
600,000	(1)	Banco Safra SA/Cayman Islands, 4.125%, 02/08/2023	608,943	0.6
500,000	(1)	Banco Votorantim SA, 4.500%, 09/24/2024	501,755	0.5
550,000		Braskem Finance Ltd., 6.450%, 02/03/2024	603,969	0.6
200,000		Braskem Netherlands Finance BV, 4.500%, 01/10/2028	187,902	0.2
550,000	(1)	Braskem Netherlands Finance BV, 4.500%, 01/31/2030	504,212	0.5
1,040,000	(1)	Centrais Eletricas Brasileiras SA, 4.625%, 02/04/2030	995,150	1.0
250,000		Fibria Overseas Finance Ltd., 5.500%, 01/17/2027	270,267	0.3
500,000	(1)	Itau Unibanco Holding SA/Cayman Island, 3.250%, 01/24/2025	492,500	0.5
1,125,000	(1),(2)	Itau Unibanco Holding SA/Cayman Island, 4.625%, 12/31/2199	928,828	0.9
400,000		Itau Unibanco Holding SA/Cayman Island, 5.500%, 08/06/2022	419,406	0.4
700,000	(1)	Klabin Finance SA, 4.875%, 09/19/2027	719,127	0.7
300,000	(1)	Minerva Luxembourg SA, 5.875%, 01/19/2028	292,800	0.3
500,000	(1)	Minerva Luxembourg SA, 6.500%, 09/20/2026	505,313	0.5
250,000		Petrobras Global Finance BV, 5.750%, 02/01/2029	257,471	0.2
750,000		Petrobras Global Finance BV, 7.375%, 01/17/2027	836,779	0.8
750,000	(1)	St Marys Cement, Inc. Canada, 5.750%, 01/28/2027	802,178	0.8
300,000	(1)	Suzano Austria GmbH, 7.000%, 03/16/2047	330,332	0.3
			10,919,037	10.7

		Chile: 5.9%
1,000,000		C&W Senior Financing DAC, 6.875%, 09/15/2027	993,395	1.0
675,000		Celulosa Arauco y Constitucion SA, 3.875%, 11/02/2027	690,903	0.7
600,000	(1)	Celulosa Arauco y Constitucion SA, 4.200%, 01/29/2030	612,264	0.6
200,000		Celulosa Arauco y Constitucion SA, 5.500%, 11/02/2047	206,359	0.2
675,000	(1)	Colbun SA, 3.950%, 10/11/2027	727,215	0.7
500,000		Inversiones CMPC SA, 4.750%, 09/15/2024	539,797	0.5
750,000	(1)	Falabella SA, 3.750%, 10/30/2027	763,114	0.7
450,000		Telefonica Chile SA, 3.875%, 10/12/2022	463,979	0.5
1,000,000	(1)	VTR Comunicaciones SpA, 5.125%, 01/15/2028	1,025,500	1.0
			6,022,526	5.9

		China: 5.3%
1,500,000		Bank of China Ltd., 5.000%, 11/13/2024	1,673,936	1.6
350,000		China Evergrande Group, 8.750%, 06/28/2025	281,531	0.3
1,000,000		CNAC HK Finbridge Co. Ltd., 4.875%, 03/14/2025	1,107,188	1.1
500,000		CNAC HK Finbridge Co. Ltd., 5.125%, 03/14/2028	580,757	0.6
650,000		CNOOC Finance 2015 USA LLC, 3.500%, 05/05/2025	709,758	0.7
950,000	(1)	Tencent Holdings Ltd., 3.595%, 01/19/2028	1,037,532	1.0
			5,390,702	5.3

		Colombia: 6.4%
500,000		Banco Bilbao Vizcaya Argentaria Colombia SA, 4.875%, 04/21/2025	526,823	0.5
350,000		Banco de Bogota SA, 4.375%, 08/03/2027	356,237	0.3
750,000	(2)	Bancolombia SA, 4.625%, 12/18/2029	708,750	0.7
1,540,000		Ecopetrol SA, 5.375%, 06/26/2026	1,618,448	1.6
250,000		Ecopetrol SA, 5.875%, 05/28/2045	262,711	0.3
700,000		Ecopetrol SA, 6.875%, 04/29/2030	807,450	0.8
1,025,000	(1)	Millicom International Cellular SA, 5.125%, 01/15/2028	1,033,979	1.0
700,000		Millicom International Cellular SA, 6.000%, 03/15/2025	722,676	0.7

Voya Emerging Markets Corporate Debt Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2020 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Colombia: (continued)
500,000	(1)	Transportadora de Gas Internacional SA ESP, 5.550%, 11/01/2028	$ 546,930	0.5
			6,584,004	6.4

		Ghana: 0.4%
400,000		Tullow Oil PLC, 6.250%, 04/15/2022	293,126	0.3
200,000		Tullow Oil PLC, 7.000%, 03/01/2025	126,123	0.1
			419,249	0.4

		Hong Kong: 0.2%
200,000		Radiant Access Ltd., 4.600%, 12/31/2199	198,613	0.2

		India: 6.4%
1,100,000	(1)	Adani Ports & Special Economic Zone Ltd., 4.375%, 07/03/2029	1,079,425	1.1
1,000,000	(1)	Bharti Airtel International Netherlands BV, 5.350%, 05/20/2024	1,065,144	1.0
500,000	(1)	Bharti Airtel Ltd., 4.375%, 06/10/2025	517,585	0.5
500,000		ICICI Bank Ltd./Dubai, 3.250%, 09/09/2022	505,313	0.5
2,000,000	(1)	Reliance Industries Ltd., 3.667%, 11/30/2027	2,154,148	2.1
1,000,000	(1)	Vedanta Resources Ltd., 6.375%, 07/30/2022	772,500	0.8
600,000	(3)	Vedanta Resources Ltd., 7.125%, 05/31/2023	430,800	0.4
			6,524,915	6.4

		Indonesia: 2.8%
1,200,000	(1)	Pertamina Persero PT, 3.100%, 01/21/2030	1,214,091	1.2
550,000		Perusahaan Listrik Negara PT, 4.125%, 05/15/2027	580,833	0.6
1,000,000	(1)	Perusahaan Listrik Negara PT, 4.125%, 05/15/2027	1,056,060	1.0
			2,850,984	2.8

		Ireland: 1.0%
1,000,000		Sibur Securities DAC, 2.950%, 07/08/2025	1,000,000	1.0

		Israel: 4.3%
900,000	(3)	Altice Financing SA, 7.500%, 05/15/2026	947,273	0.9
800,000	(1),(2)	Bank Leumi Le-Israel BM, 3.275%, 01/29/2031	776,500	0.7
500,000	(1)	Israel Electric Corp. Ltd., 4.250%, 08/14/2028	567,200	0.5
500,000		Israel Electric Corp. Ltd., 6.875%, 06/21/2023	573,550	0.6
500,000		Teva Pharmaceutical Finance Netherlands III BV, 2.800%, 07/21/2023	473,887	0.5
1,250,000		Teva Pharmaceutical Finance Netherlands III BV, 3.150%, 10/01/2026	1,120,788	1.1
			4,459,198	4.3

		Kazakhstan: 2.1%
275,000	(1)	KazMunayGas National Co. JSC, 4.750%, 04/24/2025	296,588	0.3
1,725,000		KazMunayGas National Co. JSC, 4.750%, 04/19/2027	1,875,765	1.8
			2,172,353	2.1

		Kuwait: 3.2%
1,000,000		Equate Petrochemical BV, 4.250%, 11/03/2026	1,062,500	1.0
775,000	(1)	MEGlobal Canada ULC, 5.875%, 05/18/2030	878,594	0.9
1,400,000	(1),(2)	NBK Tier 1 Financing 2 Ltd., 4.500%, 12/31/2199	1,334,200	1.3
			3,275,294	3.2

		Malaysia: 1.1%
1,000,000		Petronas Capital Ltd., 3.500%, 03/18/2025	1,092,631	1.1

		Mexico: 6.5%
950,000	(1)	Alpek SAB de CV, 4.250%, 09/18/2029	939,607	0.9
500,000	(1),(2)	Banco Mercantil del Norte SA/Grand Cayman, 7.500%, 12/31/2199	470,720	0.5
500,000		BBVA Bancomer SA/Texas, 6.750%, 09/30/2022	533,657	0.5
162,000		Cemex Finance LLC, 6.000%, 04/01/2024	160,835	0.2
250,000		Cemex SAB de CV, 5.700%, 01/11/2025	245,153	0.2
600,000	(1)	Cemex SAB de CV, 5.700%, 01/11/2025	588,366	0.6
500,000	(1)	Cemex SAB de CV, 7.750%, 04/16/2026	511,630	0.5
500,000	(1)	Cemex SAB de CV, 7.375%, 06/05/2027	509,250	0.5
500,000	(1),(2)	Grupo Bimbo SAB de CV, 5.950%, 12/31/2199	517,250	0.5
680,000	(1)	Orbia Advance Corp. SAB de CV, 4.000%, 10/04/2027	700,278	0.7
1,000,000	(1)	Petroleos Mexicanos, 6.950%, 01/28/2060	770,120	0.7
625,000	(1)	Sigma Finance Netherlands BV, 4.875%, 03/27/2028	674,100	0.7
			6,620,966	6.5

		Morocco: 1.9%
500,000	(1)	OCP SA, 4.500%, 10/22/2025	522,437	0.5

Voya Emerging Markets Corporate Debt Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2020 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Morocco: (continued)
750,000		OCP SA, 5.625%, 04/25/2024	$ 810,607	0.8
500,000		OCP SA, 6.875%, 04/25/2044	609,203	0.6
			1,942,247	1.9

		MULTI: 0.5%
118,523	(1)	Digicel International Finance Ltd. / Digicel Holdings Bermuda Ltd., 8.000%, 12/31/2026	71,706	0.1
296,895	(1)	Digicel International Finance Ltd. / Digicel Holdings Bermuda Ltd., 8.750%, 05/25/2024	290,957	0.3
150,380	(1),(4)	Digicel International Finance Ltd. / Digicel Holdings Bermuda Ltd., 13.000% (PIK Rate 7.000%, Cash Rate 6.000%), 12/31/2025	127,447	0.1
			490,110	0.5

		Oman: 0.5%
220,000		Oztel Holdings SPC Ltd., 5.625%, 10/24/2023	221,138	0.2
350,000	(3)	Oztel Holdings SPC Ltd., 6.625%, 04/24/2028	347,376	0.3
			568,514	0.5

		Peru: 6.1%
1,050,000	(1),(2)	Banco de Credito del Peru, 3.125%, 07/01/2030	1,045,012	1.0
750,000	(2)	Banco de Credito del Peru/Panama, 6.125%, 04/24/2027	798,750	0.8
500,000	(2)	Banco de Credito del Peru/Panama, 6.875%, 09/16/2026	530,530	0.5
500,000	(1)	Banco Internacional del Peru SAA Interbank, 3.250%, 10/04/2026	505,545	0.5
775,000	(1)	Credicorp Ltd., 2.750%, 06/17/2025	772,791	0.7
550,000		Inkia Energy Ltd., 5.875%, 11/09/2027	544,844	0.5
300,000		Inretail Pharma SA, 5.375%, 05/02/2023	310,094	0.3
200,000		Kallpa Generacion SA, 4.125%, 08/16/2027	204,464	0.2
500,000	(1)	Kallpa Generacion SA, 4.125%, 08/16/2027	511,160	0.5
50,000		Southern Copper Corp., 5.250%, 11/08/2042	59,399	0.1
600,000		Southern Copper Corp., 5.875%, 04/23/2045	777,061	0.8
125,000		Southern Copper Corp., 6.750%, 04/16/2040	169,779	0.2
			6,229,429	6.1

		Philippines: 0.9%
750,000		Power Sector Assets & Liabilities Management Corp., 7.390%, 12/02/2024	923,777	0.9

		Russia: 9.0%
1,000,000	(1),(2)	Alfa Bank AO Via Alfa Bond Issuance PLC, 5.950%, 04/15/2030	997,440	1.0
550,000	(2)	Alfa Bank AO Via Alfa Bond Issuance PLC, 6.950%, 12/31/2199	545,864	0.5
550,000	(1)	ALROSA Finance SA, 4.650%, 04/09/2024	587,515	0.6
750,000	(1)	Evraz PLC, 5.250%, 04/02/2024	815,419	0.8
400,000		Gazprom Neft OAO Via GPN Capital SA, 6.000%, 11/27/2023	445,245	0.4
800,000		Gazprom PJSC Via Gaz Capital SA, 4.950%, 03/23/2027	889,228	0.9
775,000	(1)	Lukoil Securities BV, 3.875%, 05/06/2030	808,906	0.8
250,000	(1)	Novolipetsk Steel via Steel Funding DAC, 4.000%, 09/21/2024	265,413	0.3
250,000		Novolipetsk Steel via Steel Funding DAC, 4.500%, 06/15/2023	265,922	0.3
500,000		Sberbank of Russia Via SB Capital SA, 5.250%, 05/23/2023	533,453	0.5
550,000	(1)	Severstal OAO Via Steel Capital SA, 3.150%, 09/16/2024	559,432	0.5
500,000	(1),(2)	Sovcombank Via SovCom Capital DAC, 7.750%, 12/31/2199	458,155	0.4
1,000,000	(1)	VEON Holdings BV, 4.000%, 04/09/2025	1,035,595	1.0
1,000,000		VTB Bank OJSC Via VTB Capital SA, 6.950%, 10/17/2022	1,064,150	1.0
			9,271,737	9.0

		Saudi Arabia: 1.7%
900,000	(1)	SABIC Capital II BV, 4.500%, 10/10/2028	1,021,095	1.0
600,000		Saudi Electricity Global Sukuk Co. 2, 5.060%, 04/08/2043	689,673	0.7
			1,710,768	1.7

		Singapore: 1.9%
1,100,000	(1)	Medco Bell Pte Ltd, 6.375%, 01/30/2027	943,823	0.9
900,000		Oversea-Chinese Banking Corp. Ltd., 4.250%, 06/19/2024	975,093	1.0
			1,918,916	1.9

Voya Emerging Markets Corporate Debt Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2020 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		South Africa: 2.3%
1,000,000		AngloGold Ashanti Holdings PLC, 5.125%, 08/01/2022	$ 1,050,881	1.0
400,000		AngloGold Ashanti Holdings PLC, 6.500%, 04/15/2040	460,245	0.5
775,000	(1)	Gold Fields Orogen Holdings BVI Ltd., 5.125%, 05/15/2024	834,594	0.8
			2,345,720	2.3

		South Korea: 2.6%
550,000	(1),(2)	Kookmin Bank, 4.350%, 12/31/2199	566,623	0.5
1,925,000	(1)	Woori Bank Co. Ltd., 4.750%, 04/30/2024	2,105,144	2.1
			2,671,767	2.6

		Thailand: 1.9%
775,000	(1)	Bangkok Bank PCL/Hong Kong, 4.450%, 09/19/2028	881,765	0.9
1,000,000	(1)	PTTEP Treasury Center Co. Ltd., 3.903%, 12/06/2059	1,069,990	1.0
			1,951,755	1.9

		Turkey: 4.0%
775,000		Akbank T.A.S., 6.800%, 02/06/2026	774,923	0.8
475,000	(1)	QNB Finansbank AS, 6.875%, 09/07/2024	486,875	0.5
550,000	(1)	Turk Telekomunikasyon AS, 6.875%, 02/28/2025	581,213	0.6
550,000		Turkiye Is Bankasi AS, 6.125%, 04/25/2024	536,167	0.5
700,000	(1)	Turkiye Sise ve Cam Fabrikalari AS, 6.950%, 03/14/2026	724,235	0.7
1,050,000	(1)	Turkiye Vakiflar Bankasi TAO, 5.250%, 02/05/2025	967,168	0.9
			4,070,581	4.0

		United Arab Emirates: 3.1%
1,000,000	(1)	Abu Dhabi National Energy Co. PJSC, 4.375%, 06/22/2026	1,135,300	1.1
700,000		DP World Ltd., 6.850%, 07/02/2037	856,625	0.8
500,000		MAF Global Securities Ltd., 4.750%, 05/07/2024	525,625	0.5
750,000	(1)	MHP Lux SA, 6.250%, 09/19/2029	717,240	0.7
			3,234,790	3.1

		Zambia: 0.7%
750,000	(1)	First Quantum Minerals Ltd., 7.250%, 04/01/2023	720,986	0.7

	Total Corporate Bonds/Notes
	(Cost $94,383,445)		96,848,070	94.6

SOVEREIGN BONDS: 2.7%
		Egypt: 1.0%
1,000,000	(1)	Egypt Government International Bond, 7.600%, 03/01/2029	1,021,950	1.0

		Ghana: 0.5%
550,000	(1)	Ghana Government International Bond, 6.375%, 02/11/2027	516,313	0.5

		Indonesia: 0.5%
500,000		Perusahaan Penerbit SBSN Indonesia III, 4.550%, 03/29/2026	554,440	0.5

		Nigeria: 0.4%
400,000		Nigeria Government International Bond, 6.500%, 11/28/2027	381,800	0.4

		Turkey: 0.3%
300,000		Turkey Government International Bond, 5.600%, 11/14/2024	295,875	0.3

	Total Sovereign Bonds
	(Cost $2,768,909)		2,770,378	2.7

	Total Long-Term Investments
	(Cost $97,152,354)		99,618,448	97.3

SHORT-TERM INVESTMENTS: 6.0%
		Repurchase Agreements: 0.9%
932,402	(5)	Citigroup, Inc., Repurchase Agreement dated 06/30/20, 0.09%, due 07/01/20 (Repurchase Amount $932,404, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.500%-7.500%, Market Value plus accrued interest $951,050, due 07/31/21-05/20/70)
		(Cost $932,402)	932,402	0.9

Voya Emerging Markets Corporate Debt Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2020 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
	Mutual Funds: 5.1%
351,000	(6) BlackRock Liquidity Funds, FedFund, Institutional Class, 0.100%	$ 351,000	0.4
4,819,000	(6) Goldman Sachs Financial Square Government Fund - Institutional Shares, 0.150%	4,819,000	4.7
	Total Mutual Funds
	(Cost $5,170,000)	5,170,000	5.1

	Total Short-Term Investments
	(Cost $6,102,402)	6,102,402	6.0

	Total Investments in Securities (Cost $103,254,756)	$ 105,720,850	103.3
	Liabilities in Excess of Other Assets	(3,374,741)	(3.3)
	Net Assets	$ 102,346,109	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(2)	Variable rate security. Rate shown is the rate in effect as of June 30, 2020.
(3)	Security, or a portion of the security, is on loan.
(4)	All or a portion of this security is payment-in-kind ("PIK") which may pay interest or additional principal at the issuer's discretion. Rates shown are the current rate and possible payment rates.
(5)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(6)	Rate shown is the 7-day yield as of June 30, 2020.

Sector Diversification	Percentage of Net Assets
Financial	27.3%
Basic Materials	19.5
Energy	18.4
Communications	10.2
Utilities	7.4
Consumer, Non-cyclical	6.8
Industrial	3.5
Sovereign Bonds	2.7
Consumer, Cyclical	1.5
Short-Term Investments	6.0
Liabilities in Excess of Other Assets	(3.3)
Net Assets	100.0%

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2020 in valuing the assets and liabilities:

Voya Emerging Markets Corporate Debt Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2020 (Unaudited) (Continued)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2020
Asset Table
Investments, at fair value
Corporate Bonds/Notes	$–	$96,848,070	$–	$96,848,070
Sovereign Bonds	–	2,770,378	–	2,770,378
Short-Term Investments	5,170,000	932,402	–	6,102,402
Total Investments, at fair value	$5,170,000	$100,550,850	$–	$105,720,850
Other Financial Instruments+
Futures	11,801	–	–	11,801
Total Assets	$5,181,801	$100,550,850	$–	$105,732,651
Liabilities Table
Other Financial Instruments+
Futures	$(51,667)	$–	$–	$(51,667)
Total Liabilities	$(51,667)	$–	$–	$(51,667)

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

At June 30, 2020, the following futures contracts were outstanding for Voya Emerging Markets Corporate Debt Fund:

Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts:
U.S. Treasury 2-Year Note	45	09/30/20	$9,937,266	$1,974
U.S. Treasury 5-Year Note	33	09/30/20	4,149,492	9,827
U.S. Treasury Ultra Long Bond	11	09/21/20	2,399,719	(1,279)
			$16,486,477	$10,522
Short Contracts:
U.S. Treasury 10-Year Note	(57)	09/21/20	(7,932,797)	(21,784)
U.S. Treasury Long Bond	(3)	09/21/20	(535,688)	(1,475)
U.S. Treasury Ultra 10-Year Note	(40)	09/21/20	(6,299,375)	(27,129)
			$(14,767,860)	$(50,388)

At June 30, 2020, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Voya Emerging Markets Corporate Debt Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2020 (Unaudited) (Continued)

Cost for federal income tax purposes was $103,051,757.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$4,675,915
Gross Unrealized Depreciation	(2,046,688)
Net Unrealized Appreciation	$2,629,227